PROSPECTUS SUPPLEMENT
                             ---------------------


     American International Petroleum Corporation Prospectus dated January 15, 1998.


     American International Petroleum Corporation extended the time during which the Class A Warrants may be exercised by the holders through the close of business April 9, 1998.


                                        Supplement dated February 18, 1998